Income taxes (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	€ 6,076	€ 5,848
Royalty certificates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	17,383
Royalty certificates | France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 11,307